Loans Receivable (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual Loans
Nonaccrual	$ 488,249	$ 1,436,687
Loans Past Due Over 90 days Still Accruing	238,265
Aging of the recorded investment in past due loans
Total	312,568,636	287,818,861
30-59 Days Past Due	289,499	149,726
60-89 Days Past Due	56,000	332,461
Greater than 90 Days Past Due	667,614	1,181,633
Total Past Due	1,013,113	1,663,820
Loans Not Past Due	311,555,523	286,155,041
Commercial loans
Nonaccrual Loans
Nonaccrual	58,900	68,942
Aging of the recorded investment in past due loans
Total	47,463,912	37,695,416
30-59 Days Past Due		35,521
Total Past Due		35,521
Loans Not Past Due	47,463,912	37,659,895
Commercial real estate
Nonaccrual Loans
Nonaccrual		836,098
Loans Past Due Over 90 days Still Accruing	238,265
Aging of the recorded investment in past due loans
Total	84,106,515	82,269,122
Greater than 90 Days Past Due	238,265	836,098
Total Past Due	238,265	836,098
Loans Not Past Due	83,868,250	81,433,024
Consumer loans
Aging of the recorded investment in past due loans
Total	29,678,184	34,340,467
30-59 Days Past Due	84,949	108,739
Total Past Due	84,949	108,739
Loans Not Past Due	29,593,235	34,231,728
Home equity
Nonaccrual Loans
Nonaccrual	150,000	150,000
Aging of the recorded investment in past due loans
Total	47,083,312	44,979,503
30-59 Days Past Due	23,217
Greater than 90 Days Past Due	150,000	150,000
Total Past Due	173,217	150,000
Loans Not Past Due	46,910,095	44,829,503
Residential mortgages
Nonaccrual Loans
Nonaccrual	279,349	381,647
Aging of the recorded investment in past due loans
Total	104,236,713	88,534,353
30-59 Days Past Due	181,333	5,466
60-89 Days Past Due	56,000	332,461
Greater than 90 Days Past Due	279,349	195,535
Total Past Due	516,682	533,462
Loans Not Past Due	$ 103,720,031	$ 88,000,891